Stock Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Outstanding, beginning of year (in shares)	100,361	131,366	242,304
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited (in shares)	(37,616)	(31,005)	(110,938)
Outstanding, end of year (in shares)	62,745	100,361	131,366
Exercisable, end of year (in shares)	55,262	88,586	115,663
Weighted average exercise price
Outstanding, beginning of year (in dollars per share)	$ 21.56	$ 22.32	$ 21.95
Granted (in dollars per share)	0.00	0.00	0.00
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeited (in dollars per share)	21.65	24.76	21.51
Outstanding, end of year (in dollars per share)	21.50	21.56	22.32
Exercisable, end of year (in dollars per share)	$ 22.25	$ 21.95	$ 22.58
Weighted average Contractual Term (in years)
Outstanding at the end of period	1 year 4 months 28 days	1 year 11 months 5 days	2 years 6 months 4 days
Exercisable at the end of period	1 year 2 months 27 days	1 year 9 months	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, end of year	$ 0	$ 0	$ 0
Exercisable, end of year	$ 0	$ 0	$ 0